SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE (BENEFIT) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Current taxes	$ 5,321	$ (71,316)	$ (274,480)
Deferred taxes
Income tax (benefit)	$ 5,321	$ (71,316)	$ (274,480)